Note 10 - Issued Capital - Movement in Issued Capital (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Balance (in shares)	9,127,370,686	5,245,115,318	2,439,897,618
Beginning of the year	$ 262,949,462	$ 223,152,985	$ 213,971,323
Movement during the year (in shares)	(8,909,861,824)	3,882,255,368	2,805,217,700
Movement during the year	$ 19,563,908	$ 39,796,477	$ 9,181,662
Balance (in shares)	217,508,862	9,127,370,686	5,245,115,318
End of the year	$ 282,513,370	$ 262,949,462	$ 223,152,985